Income Taxes (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income (loss) before taxes
Total income (loss) before taxes	$ (1,459,770)	$ 758,917	$ 2,178,299
Provision for taxes (benefits):
Provision for income taxes (benefits)		633,614	464,327
Deferred tax assets:
Less: Valuation allowance		(179,665)
Currency effect
Deferred tax assets, net
Effective tax rate	0.00%	83.50%	21.30%
Cayman Islands [Member]
Income (loss) before taxes
Total income (loss) before taxes	$ (700,040)	$ (1,550,037)	$ (119,790)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
BVI [Member]
Income (loss) before taxes
Total income (loss) before taxes			(46,630)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
Hong Kong [Member]
Income (loss) before taxes
Total income (loss) before taxes	(45,955)	63,343	(4,229)
Provision for taxes (benefits):
Provision for income taxes (benefits)
Deferred tax assets:
Deferred tax asset
PRC [Member]
Income (loss) before taxes
Total income (loss) before taxes	(713,775)	2,245,611	2,348,948
Provision for taxes (benefits):
Provision for income taxes (benefits)		$ 633,614	464,327
Deferred tax assets:
Deferred tax asset